Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue
Schedule of disaggregation of revenues by product type and geographic area

	Three Months Ended June 30,		Six Months Ended June 30,
(Thousands)	2022	2021	2022	2021
Coffee & tea	$140,614	$108,725	$262,296	$211,609
Flavors, extracts & ingredients	29,397	24,607	55,063	47,335
Other	854	1,073	1,867	2,724
Green coffee	52,548	36,739	90,615	64,807
Net sales	$223,413	$171,144	$409,841	$326,475

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Coffee & tea	$445,466	$344,919
Flavors, extracts & ingredients	98,850	72,460
Other	6,697	7,527
Total product revenues	$551,013	$424,906

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
United States	$547,201	$421,670
All other countries	3,812	3,236
Total product revenues	$551,013	$424,906